Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	As of March 31,
	2024	2025
	$	$

Prepaid expenses	116	132
Payment in advance	47	4
Deposits	3	207
Other	60	87
Less: allowance for expected credit losses	-	-
Total prepaid expenses and other current assets, net	226	430

Details of the movements of the expected credit loss provision are as follows:

	Year ended March 31,
	2023	2024	2025
	$	$	$

At beginning of year	1	2	-
Provision (reversal) for the year	1	(2)	-
At end of year	2	-	-